Leases - Other information (Details)	Dec. 31, 2024	Dec. 31, 2023
Leases
Weighted-average remaining lease term Operating leases	10 years 10 months 24 days	12 years
Weighted-average remaining lease term Finance leases	5 years 6 months	4 years 4 months 24 days
Weighted-average discount rate Operating leases	4.45%	4.92%
Weighted-average discount rate Finance leases	4.14%	5.22%